Segment Information - Revenue by Geographic Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 2,736,080	$ 2,646,154	$ 2,563,064
Operating Segments [Member] | Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,598,896	1,487,364	1,394,112
Operating Segments [Member] | EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	863,517	873,620	863,179
Operating Segments [Member] | Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 273,667	$ 285,170	$ 305,773